SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

Four Times Square

New York 10036-6522

TEL: (212) 735-3000

FAX: (212) 735-2000

July 2, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Och-Ziff Capital Management Group LLC Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Och-Ziff Capital Management Group LLC, a Delaware limited liability company (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed public offering of Class A shares representing Class A limited liability company interests of the Company.

Pursuant to Rule 13(c) under Regulation S-T and Rule 3a of the Rules Relating to Informal and Other Procedures, payment of the $61,400 filing fee for the Registration Statement was made by the Company by wire transfer on June 29, 2007 to the Securities and Exchange Commission’s account at Mellon Bank in Pittsburgh, Pennsylvania.

We have been authorized by the Company to advise you that, at the appropriate time, the Company may request orally effectiveness of the Registration Statement and that the Company is aware of its obligations under the Securities Act.

Please call the undersigned at (212) 735-2950 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/ Jennifer A. Bensch
Jennifer A. Bensch